Accounts Receivable (Tables)	6 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable as of March 31, 2023 and September 30, 2022 consisted of the following:
	March 31, 2023	September 30, 2022
Accounts receivable	$21,733,351	$21,855,584
Less: allowance for doubtful accounts	(2,342,732)	(2,197,396)
Accounts receivable, net	$19,390,619	$19,658,188

Schedule of Changes of Allowance for Doubtful Accounts	Changes in the allowance for doubtful accounts as of March 31, 2023 and September 30, 2022 are as follow:
	March 31, 2023	September 30, 2022
Beginning balance	$2,197,396	$3,066,937
Addition (reduction) of bad debt allowance	63,255	(580,631)
Exchange difference	82,081	(288,910)
Ending balance	$2,342,732	$2,197,396